Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 49,940	$ 121,157
Short-term investments	231,074	96,011
Accounts receivable-third parties	44,623	41,410
Accounts receivable-related parties	1,084	1,844
Other receivables, prepayments and deposits	17,499	15,769
Amounts due from related parties	15,245	24,623
Inventories	15,262	16,208
Total current assets	374,727	317,022
Property, plant and equipment	20,841	20,855
Right-of-use assets	5,283	5,516
Investments in equity investees	106,966	98,944
Amount due from a related party	11,108	16,190
Other assets	6,637	6,595
Total assets	525,562	465,122
Current liabilities
Accounts payable	25,871	23,961
Other payables, accruals and advance receipts	86,989	81,624
Lease liabilities	2,594	3,216
Other current liabilities	3,933	4,300
Total current liabilities	119,387	113,101
Lease liabilities	3,278	3,049
Long-term bank borrowings	26,839	26,818
Other liabilities	9,010	9,251
Total liabilities	158,514	152,219
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 690,574,765 and 666,906,450 shares issued at June 30, 2020 and December 31, 2019 respectively	69,057	66,691
Additional paid-in capital	618,125	514,904
Accumulated losses	(339,528)	(289,734)
Accumulated other comprehensive loss	(5,534)	(3,849)
Total Company's shareholders' equity	342,120	288,012
Non-controlling interests	24,928	24,891
Total shareholders' equity	367,048	312,903
Total liabilities and shareholders' equity	$ 525,562	$ 465,122